Distribution Date:	08/17/26	BANK5 2026-5YR23
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2026-5YR23

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		Attention: Jane Lam	jane.lam@morganstanley.com;
				cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway | New York, NY 10036 | United States
Exchangeable Certificate Detail	5	Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Exchangeable Certificate Factor Detail	6		Association
			Attention: Executive Vice President – Division Head	NoticeAdmin@pnc.com; AskMidland@pnc.com
Additional Information	7
			10851 Mastin Street, Suite 300 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Cash Flows	8	Special Servicer	Torchlight Loan Services, LLC
Bond / Collateral Reconciliation - Balances	9		Attention: William Clarkson	wclarkson@torchlightinvestors.com;
Current Mortgage Loan and Property Stratification	10-14			ss@torchlight.com
			90 Park Avenue, 20th Floor | New York, NY 10016 | United States
Mortgage Loan Detail (Part 1)	15-16
		Certificate Administrator and	Computershare Trust Company, N.A.
Mortgage Loan Detail (Part 2)	17-18	Trustee
Principal Prepayment Detail	19		Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
				trustadministrationgroup@computershare.com
Historical Detail	20		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Delinquency Loan Detail	21	Operating Advisor & Asset	BellOak, LLC
Collateral Stratification and Historical Detail	22	Representations Reviewer
			Attention: Reporting	reporting@belloakadvisors.com
Specially Serviced Loan Detail - Part 1	23
			1717 McKinney Avenue, 12th Floor | Dallas, TX 75202 | United States
Specially Serviced Loan Detail - Part 2	24
Modified Loan Detail	25
Historical Liquidated Loan Detail	26
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	06211KBE6	4.798000%	3,800,000.00	3,800,000.00	54,646.89	15,193.67	0.00	0.00	69,840.56	3,745,353.11	30.00%	30.00%
A-2	06211KBF3	4.895000%	215,000,000.00	215,000,000.00	0.00	877,020.83	0.00	0.00	877,020.83	215,000,000.00	30.00%	30.00%
A-3	06211KBM8	5.610000%	562,102,000.00	562,102,000.00	0.00	2,627,826.85	0.00	0.00	2,627,826.85	562,102,000.00	30.00%	30.00%
A-S	06211KBU0	6.053000%	108,768,000.00	108,768,000.00	0.00	548,643.92	0.00	0.00	548,643.92	108,768,000.00	20.25%	20.25%
B	06211KBZ9	6.254000%	58,568,000.00	58,568,000.00	0.00	305,236.89	0.00	0.00	305,236.89	58,568,000.00	15.00%	15.00%
C	06211KCE5	6.054000%	43,228,000.00	43,228,000.00	0.00	218,085.26	0.00	0.00	218,085.26	43,228,000.00	11.13%	11.13%
D	06211KAL1	4.500000%	36,257,000.00	36,257,000.00	0.00	135,963.75	0.00	0.00	135,963.75	36,257,000.00	7.88%	7.88%
E	06211KAN7	4.709232%	20,917,000.00	20,917,000.00	0.00	82,085.84	0.00	0.00	82,085.84	20,917,000.00	6.00%	6.00%
F	06211KAQ0	4.709232%	15,339,000.00	15,339,000.00	0.00	60,195.76	0.00	0.00	60,195.76	15,339,000.00	4.63%	4.63%
G	06211KAS6	4.709232%	22,311,000.00	22,311,000.00	0.00	87,556.40	0.00	0.00	87,556.40	22,311,000.00	2.63%	2.63%
H*	06211KAU1	4.709232%	29,284,541.00	29,284,541.00	0.00	114,923.08	0.00	0.00	114,923.08	29,284,541.00	0.00%	0.00%
RR	06211KAY3	6.709232%	58,714,449.56	58,714,449.56	2,876.15	328,274.05	0.00	0.00	331,150.20	58,711,573.41	0.00%	0.00%
R	06211KBC0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	06211KBB2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,174,288,990.56	1,174,288,990.56	57,523.04	5,401,006.30	0.00	0.00	5,458,529.34	1,174,231,467.52

X-A	06211KBS5	1.300039%	780,902,000.00	780,902,000.00	0.00	846,002.56	0.00	0.00	846,002.56	780,847,353.11
X-B	06211KBT3	0.600119%	210,564,000.00	210,564,000.00	0.00	105,302.87	0.00	0.00	105,302.87	210,564,000.00
X-D	06211KAA5	2.209232%	36,257,000.00	36,257,000.00	0.00	66,750.10	0.00	0.00	66,750.10	36,257,000.00
X-E	06211KAC1	2.000000%	20,917,000.00	20,917,000.00	0.00	34,861.67	0.00	0.00	34,861.67	20,917,000.00
X-F	06211KAE7	2.000000%	15,339,000.00	15,339,000.00	0.00	25,565.00	0.00	0.00	25,565.00	15,339,000.00
X-G	06211KAG2	2.000000%	22,311,000.00	22,311,000.00	0.00	37,185.00	0.00	0.00	37,185.00	22,311,000.00
X-H	06211KAJ6	2.000000%	29,284,541.00	29,284,541.00	0.00	48,807.57	0.00	0.00	48,807.57	29,284,541.00
Notional SubTotal			1,115,574,541.00	1,115,574,541.00	0.00	1,164,474.77	0.00	0.00	1,164,474.77	1,115,519,894.11

Deal Distribution Total					57,523.04	6,565,481.07	0.00	0.00	6,623,004.11

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	06211KBE6	1,000.00000000	14.38076053	3.99833421	0.00000000	0.00000000	0.00000000	0.00000000	18.37909474	985.61923947
A-2	06211KBF3	1,000.00000000	0.00000000	4.07916665	0.00000000	0.00000000	0.00000000	0.00000000	4.07916665	1,000.00000000
A-3	06211KBM8	1,000.00000000	0.00000000	4.67500000	0.00000000	0.00000000	0.00000000	0.00000000	4.67500000	1,000.00000000
A-S	06211KBU0	1,000.00000000	0.00000000	5.04416667	0.00000000	0.00000000	0.00000000	0.00000000	5.04416667	1,000.00000000
B	06211KBZ9	1,000.00000000	0.00000000	5.21166661	0.00000000	0.00000000	0.00000000	0.00000000	5.21166661	1,000.00000000
C	06211KCE5	1,000.00000000	0.00000000	5.04500000	0.00000000	0.00000000	0.00000000	0.00000000	5.04500000	1,000.00000000
D	06211KAL1	1,000.00000000	0.00000000	3.75000000	0.00000000	0.00000000	0.00000000	0.00000000	3.75000000	1,000.00000000
E	06211KAN7	1,000.00000000	0.00000000	3.92436009	0.00000000	0.00000000	0.00000000	0.00000000	3.92436009	1,000.00000000
F	06211KAQ0	1,000.00000000	0.00000000	3.92436013	0.00000000	0.00000000	0.00000000	0.00000000	3.92436013	1,000.00000000
G	06211KAS6	1,000.00000000	0.00000000	3.92436018	0.00000000	0.00000000	0.00000000	0.00000000	3.92436018	1,000.00000000
H	06211KAU1	1,000.00000000	0.00000000	3.92435995	0.00000000	0.00000000	0.00000000	0.00000000	3.92435995	1,000.00000000
RR	06211KAY3	1,000.00000000	0.04898539	5.59102661	0.00000000	0.00000000	0.00000000	0.00000000	5.64001200	999.95101461
R	06211KBC0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V	06211KBB2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	06211KBS5	1,000.00000000	0.00000000	1.08336585	0.00000000	0.00000000	0.00000000	0.00000000	1.08336585	999.93002081
X-B	06211KBT3	1,000.00000000	0.00000000	0.50009911	0.00000000	0.00000000	0.00000000	0.00000000	0.50009911	1,000.00000000
X-D	06211KAA5	1,000.00000000	0.00000000	1.84102656	0.00000000	0.00000000	0.00000000	0.00000000	1.84102656	1,000.00000000
X-E	06211KAC1	1,000.00000000	0.00000000	1.66666683	0.00000000	0.00000000	0.00000000	0.00000000	1.66666683	1,000.00000000
X-F	06211KAE7	1,000.00000000	0.00000000	1.66666667	0.00000000	0.00000000	0.00000000	0.00000000	1.66666667	1,000.00000000
X-G	06211KAG2	1,000.00000000	0.00000000	1.66666667	0.00000000	0.00000000	0.00000000	0.00000000	1.66666667	1,000.00000000
X-H	06211KAJ6	1,000.00000000	0.00000000	1.66666672	0.00000000	0.00000000	0.00000000	0.00000000	1.66666672	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	07/01/26 - 07/30/26	30	0.00	15,193.67	0.00	15,193.67	0.00	0.00	0.00	15,193.67	0.00
X-A	07/01/26 - 07/30/26	30	0.00	846,002.56	0.00	846,002.56	0.00	0.00	0.00	846,002.56	0.00
X-B	07/01/26 - 07/30/26	30	0.00	105,302.87	0.00	105,302.87	0.00	0.00	0.00	105,302.87	0.00
X-D	07/01/26 - 07/30/26	30	0.00	66,750.10	0.00	66,750.10	0.00	0.00	0.00	66,750.10	0.00
X-E	07/01/26 - 07/30/26	30	0.00	34,861.67	0.00	34,861.67	0.00	0.00	0.00	34,861.67	0.00
X-F	07/01/26 - 07/30/26	30	0.00	25,565.00	0.00	25,565.00	0.00	0.00	0.00	25,565.00	0.00
X-G	07/01/26 - 07/30/26	30	0.00	37,185.00	0.00	37,185.00	0.00	0.00	0.00	37,185.00	0.00
X-H	07/01/26 - 07/30/26	30	0.00	48,807.57	0.00	48,807.57	0.00	0.00	0.00	48,807.57	0.00
A-2	07/01/26 - 07/30/26	30	0.00	877,020.83	0.00	877,020.83	0.00	0.00	0.00	877,020.83	0.00
A-3	07/01/26 - 07/30/26	30	0.00	2,627,826.85	0.00	2,627,826.85	0.00	0.00	0.00	2,627,826.85	0.00
A-S	07/01/26 - 07/30/26	30	0.00	548,643.92	0.00	548,643.92	0.00	0.00	0.00	548,643.92	0.00
B	07/01/26 - 07/30/26	30	0.00	305,236.89	0.00	305,236.89	0.00	0.00	0.00	305,236.89	0.00
C	07/01/26 - 07/30/26	30	0.00	218,085.26	0.00	218,085.26	0.00	0.00	0.00	218,085.26	0.00
D	07/01/26 - 07/30/26	30	0.00	135,963.75	0.00	135,963.75	0.00	0.00	0.00	135,963.75	0.00
E	07/01/26 - 07/30/26	30	0.00	82,085.84	0.00	82,085.84	0.00	0.00	0.00	82,085.84	0.00
F	07/01/26 - 07/30/26	30	0.00	60,195.76	0.00	60,195.76	0.00	0.00	0.00	60,195.76	0.00
G	07/01/26 - 07/30/26	30	0.00	87,556.40	0.00	87,556.40	0.00	0.00	0.00	87,556.40	0.00
H	07/01/26 - 07/30/26	30	0.00	114,923.08	0.00	114,923.08	0.00	0.00	0.00	114,923.08	0.00
RR	07/01/26 - 07/30/26	30	0.00	328,274.05	0.00	328,274.05	0.00	0.00	0.00	328,274.05	0.00
Totals			0.00	6,565,481.07	0.00	6,565,481.07	0.00	0.00	0.00	6,565,481.07	0.00

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Exchangeable Certificate Details
A-2 (Exch)	N/A	4.895000%	215,000,000.00	215,000,000.00	0.00	877,020.83	0.00	0.00	877,020.83	215,000,000.00
A-2-1	06211KBG1	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2-2	06211KBH9	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2-X1	06211KBJ5	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2-X2	06211KBK2	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3 (Exch)	N/A	5.610000%	562,102,000.00	562,102,000.00	0.00	2,627,826.85	0.00	0.00	2,627,826.85	562,102,000.00
A-3-1	06211KBN6	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-2	06211KBP1	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-X1	06211KBQ9	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-X2	06211KBR7	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S (Exch)	N/A	6.053000%	108,768,000.00	108,768,000.00	0.00	548,643.92	0.00	0.00	548,643.92	108,768,000.00
A-S-1	06211KBV8	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-2	06211KBW6	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X1	06211KBX4	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X2	06211KBY2	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Exch)	N/A	6.254000%	58,568,000.00	58,568,000.00	0.00	305,236.89	0.00	0.00	305,236.89	58,568,000.00
B-1	06211KCA3	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-2	06211KCB1	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X1	06211KCC9	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X2	06211KCD7	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Exch)	N/A	6.054000%	43,228,000.00	43,228,000.00	0.00	218,085.26	0.00	0.00	218,085.26	43,228,000.00
C-1	06211KCF2	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-2	06211KCG0	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X1	06211KCH8	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X2	06211KCJ4	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			987,666,000.00	987,666,000.00	0.00	4,576,813.75	0.00	0.00	4,576,813.75	987,666,000.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 29

			Exchangeable Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-2-1	06211KBG1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2-2	06211KBH9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3-1	06211KBN6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3-2	06211KBP1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-1	06211KBV8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-2	06211KBW6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-1	06211KCA3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-2	06211KCB1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-1	06211KCF2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-2	06211KCG0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
A-2-X1	06211KBJ5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2-X2	06211KBK2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3-X1	06211KBQ9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3-X2	06211KBR7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X1	06211KBX4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X2	06211KBY2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-X1	06211KCC9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-X2	06211KCD7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-X1	06211KCH8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-X2	06211KCJ4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 29

	Additional Information

Total Available Distribution Amount (1)	6,623,004.11
Non-VRR Interest Available Funds	6,291,853.90
VRR Interest Available Funds	331,150.21
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	6,580,857.08	Master Servicing Fee	5,031.53
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	8,504.14
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	505.60
ARD Interest	0.00	Operating Advisor Fee	1,112.31
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	222.46
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	6,580,857.08	Total Fees	15,376.04

Principal		Expenses/Reimbursements
Scheduled Principal	57,523.04	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	57,523.04	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	6,565,481.07
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	57,523.04
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	6,623,004.11
Total Funds Collected	6,638,380.12	Total Funds Distributed	6,638,380.15

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,174,288,991.18	1,174,288,991.18	Beginning Certificate Balance	1,174,288,990.56
(-) Scheduled Principal Collections	57,523.04	57,523.04	(-) Principal Distributions	57,523.04
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,174,231,468.14	1,174,231,468.14	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,174,288,991.18	1,174,288,991.18	Ending Certificate Balance	1,174,231,467.52
Ending Actual Collateral Balance	1,174,284,282.58	1,174,284,282.58

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.62)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.62)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	6.71%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	20,000,000 or less	26	262,007,384.54	22.31%	58	6.2428	1.488998	1.29 or less	6	209,000,000.00	17.80%	57	6.2501	1.205550
20,000,001 to 40,000,000		8	250,775,000.00	21.36%	58	6.8579	1.463505	1.30 to 1.39	12	212,325,291.40	18.08%	58	6.1770	1.320577
40,000,001 to 50,000,000		7	320,886,176.74	27.33%	58	6.5600	1.681346	1.40 to 1.49	6	192,500,000.00	16.39%	58	6.9381	1.457023
50,000,001 to 60,000,000		2	116,062,906.86	9.88%	55	5.5813	1.579242	1.50 to 1.69	6	139,900,000.00	11.91%	59	7.0423	1.554503
	60,000,001 or greater	3	224,500,000.00	19.12%	59	6.8314	1.406526	1.70 to 1.79	6	191,980,000.00	16.35%	59	6.9479	1.731773
	Totals	46	1,174,231,468.14	100.00%	58	6.5080	1.529269	1.80 or greater	10	228,526,176.74	19.46%	58	5.9925	1.894515
								Totals	46	1,174,231,468.14	100.00%	58	6.5080	1.529269
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Alabama	3	18,051,953.47	1.54%	59	6.5559	1.473817	Vermont	1	1,704,104.94	0.15%	57	5.0968	1.930000
California	7	298,240,000.00	25.40%	58	6.6597	1.536567	Virginia	5	2,157,922.38	0.18%	57	5.0968	1.930000
Connecticut	1	188,190.90	0.02%	57	5.0968	1.930000	Washington	2	21,617,336.33	1.84%	58	6.6070	1.338391
Florida	10	84,795,002.66	7.22%	58	6.4132	1.711258	Wisconsin	2	861,914.34	0.07%	57	5.0968	1.930000
Georgia	11	26,978,833.88	2.30%	57	5.6254	1.575015	Totals	167	1,174,231,468.14	100.00%	58	6.5080	1.529269
Illinois	8	14,002,692.44	1.19%	58	6.6128	1.806106
									Property Type³
Indiana	4	8,330,584.04	0.71%	57	5.0968	1.930000
Iowa	1	116,678.36	0.01%	57	5.0968	1.930000		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Kansas	3	2,877,229.83	0.25%	57	5.0968	1.930000		Properties	Balance	Agg. Bal.			DSCR¹
Kentucky	2	3,086,330.84	0.26%	57	5.0968	1.930000	Industrial	94	129,355,000.00	11.02%	58	5.6499	1.836646
Louisiana	1	865,678.16	0.07%	57	5.0968	1.930000	Lodging	7	109,711,468.14	9.34%	58	7.0017	1.740410
Massachusetts	1	38,025,000.00	3.24%	58	7.3890	1.700000	Mixed Use	2	149,500,000.00	12.73%	59	6.9886	1.505117
Michigan	5	8,848,932.43	0.75%	58	5.7826	1.727264	Mobile Home Park	38	96,750,000.00	8.24%	57	6.0214	1.346357
Minnesota	2	42,296,923.43	3.60%	59	6.7384	1.850562	Multi-Family	5	191,600,000.00	16.32%	57	6.1673	1.287419
Mississippi	3	1,080,633.97	0.09%	57	5.0968	1.930000	Office	10	306,275,000.00	26.08%	58	6.9487	1.691289
Missouri	5	5,789,209.55	0.49%	55	5.3031	1.425100	Other	6	38,000,000.00	3.24%	54	5.4360	1.100000
New Jersey	4	61,041,280.59	5.20%	58	6.7472	1.622990	Retail	3	141,300,000.00	12.03%	59	6.5654	1.304317
New York	9	221,072,092.89	18.83%	57	6.1296	1.330663	Self Storage	2	11,740,000.00	1.00%	57	6.0809	1.801516
North Carolina	22	34,679,555.82	2.95%	57	5.8792	1.404579	Totals	167	1,174,231,468.14	100.00%	58	6.5080	1.529269
Ohio	9	8,006,477.50	0.68%	57	5.0968	1.930000
Oklahoma	3	2,484,119.94	0.21%	57	5.0968	1.930000
Pennsylvania	11	86,365,813.08	7.36%	59	7.2439	1.643441
South Carolina	13	31,235,624.91	2.66%	57	5.9510	1.356319
Tennessee	5	5,727,631.02	0.49%	57	5.4130	1.717604
Texas	14	143,703,720.44	12.24%	58	6.8426	1.427833

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	5.9999% or less	13	195,140,000.00	16.62%	57	5.3764	1.582278	12 months or less	46	1,174,231,468.14	100.00%	58	6.5080	1.529269
	6.0000% to 6.2499%	7	176,100,000.00	15.00%	56	6.0435	1.307677	13 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	6.2500% to 6.7499%	7	280,786,176.74	23.91%	58	6.5272	1.563270	Totals	46	1,174,231,468.14	100.00%	58	6.5080	1.529269
	6.7500% to 6.9999%	7	229,300,000.00	19.53%	59	6.8283	1.563458
	7.0000% or greater	12	292,905,291.40	24.94%	59	7.2720	1.567820
	Totals	46	1,174,231,468.14	100.00%	58	6.5080	1.529269
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	58 months or less	30	703,201,176.74	59.89%	57	6.3240	1.543703	Interest Only	44	1,118,020,000.00	95.21%	58	6.4921	1.517865
	59 months or greater	16	471,030,291.40	40.11%	59	6.7827	1.507721	299 months or less	1	46,386,176.74	3.95%	58	6.6130	1.840000
	Totals	46	1,174,231,468.14	100.00%	58	6.5080	1.529269	300 months or greater	1	9,825,291.40	0.84%	59	7.8180	1.360000
								Totals	46	1,174,231,468.14	100.00%	58	6.5080	1.529269
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		46	1,174,231,468.14	100.00%	58	6.5080	1.529269			No outstanding loans in this group
	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	46	1,174,231,468.14	100.00%	58	6.5080	1.529269
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 29

						Mortgage Loan Detail (Part 1)

		Prop			Interest						Original	Adjusted	Beginning	Ending	Paid
		Type			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A31-1-1-2	30513475	IN	Various	Various	Actual/360	5.097%	17,279.44	0.00	0.00	N/A	05/11/31	--	3,937,093.14	3,937,093.14	08/11/26
1A-3-2-1	30513395				Actual/360	5.097%	4,107.41	0.00	0.00	N/A	05/11/31	--	935,866.40	935,866.40	08/11/26
1A-3-5-2	30513424				Actual/360	5.097%	4,107.41	0.00	0.00	N/A	05/11/31	--	935,866.40	935,866.40	08/11/26
1A41-1-1-2	30513472				Actual/360	5.097%	250,442.43	0.00	0.00	N/A	05/11/31	--	57,062,906.86	57,062,906.86	08/11/26
1A-4-2-1	30513404				Actual/360	5.097%	59,531.40	0.00	0.00	N/A	05/11/31	--	13,564,133.60	13,564,133.60	08/11/26
1A-4-5-2	30513425				Actual/360	5.097%	59,531.40	0.00	0.00	N/A	05/11/31	--	13,564,133.60	13,564,133.60	08/11/26
2A-2	30323874	MH	Various	Various	Actual/360	6.020%	259,194.44	0.00	0.00	N/A	05/01/31	--	50,000,000.00	50,000,000.00	08/06/26
2A-4	30323875				Actual/360	6.020%	51,838.89	0.00	0.00	N/A	05/01/31	--	10,000,000.00	10,000,000.00	08/06/26
2A-5	30323876				Actual/360	6.020%	51,838.89	0.00	0.00	N/A	05/01/31	--	10,000,000.00	10,000,000.00	08/06/26
2A-6	30323877				Actual/360	6.020%	51,838.89	0.00	0.00	N/A	05/01/31	--	10,000,000.00	10,000,000.00	08/06/26
3	30513491	MU	South San Francisco	CA	Actual/360	7.170%	463,062.50	0.00	0.00	N/A	07/05/31	--	75,000,000.00	75,000,000.00	08/05/26
4A-1	30323878	RT	Glendale	CA	Actual/360	6.518%	420,954.17	0.00	0.00	N/A	07/01/31	--	75,000,000.00	75,000,000.00	08/01/26
5	30323880	MU	Mount Kisco	NY	Actual/360	6.806%	436,623.81	0.00	0.00	N/A	06/11/31	--	74,500,000.00	74,500,000.00	08/11/26
6A-2	30323882	MF	New York	NY	Actual/360	5.700%	147,250.00	0.00	0.00	N/A	07/01/31	--	30,000,000.00	30,000,000.00	08/01/26
6A-3	30323883				Actual/360	5.700%	98,166.67	0.00	0.00	N/A	07/01/31	--	20,000,000.00	20,000,000.00	08/01/26
6A-5	30323885				Actual/360	5.700%	49,083.33	0.00	0.00	N/A	07/01/31	--	10,000,000.00	10,000,000.00	08/01/26
7	30323887	MF	New Rochelle	NY	Actual/360	6.050%	307,373.61	0.00	0.00	N/A	02/01/31	--	59,000,000.00	59,000,000.00	08/01/26
8	30323888	OF	Bloomfield	NJ	Actual/360	7.130%	294,706.67	0.00	0.00	N/A	07/01/31	--	48,000,000.00	48,000,000.00	08/01/26
9	30323889	LO	Tampa	FL	Actual/360	6.613%	264,448.13	52,814.44	0.00	N/A	06/11/31	--	46,438,991.18	46,386,176.74	08/11/26
10	30323890	RT	Rosemead	CA	Actual/360	6.581%	260,680.72	0.00	0.00	N/A	06/11/31	--	46,000,000.00	46,000,000.00	08/11/26
11	30323891	OF	Chatsworth	CA	Actual/360	6.378%	249,893.58	0.00	0.00	N/A	06/01/31	--	45,500,000.00	45,500,000.00	08/01/26
12	30323892	OF	Santa Monica	CA	Actual/360	6.479%	239,902.97	0.00	0.00	N/A	06/11/31	--	43,000,000.00	43,000,000.00	08/11/26
13A-1	30323893	OF	St Louis Park	MN	Actual/360	6.750%	244,125.00	0.00	0.00	N/A	07/01/31	--	42,000,000.00	42,000,000.00	08/01/26
14	30323895	OF	Boston	MA	Actual/360	7.389%	241,943.57	0.00	0.00	N/A	06/11/31	--	38,025,000.00	38,025,000.00	08/11/26
15	30323896	LO	Hazleton	PA	Actual/360	6.961%	227,779.39	0.00	0.00	N/A	07/01/31	--	38,000,000.00	38,000,000.00	08/01/26
16A-2-1-2	30323897	98	Various	Various	Actual/360	5.436%	46,810.00	0.00	0.00	N/A	02/06/31	--	10,000,000.00	10,000,000.00	08/06/26
16A-2-2	30323898				Actual/360	5.436%	93,620.00	0.00	0.00	N/A	02/06/31	--	20,000,000.00	20,000,000.00	08/06/26
16A-2-3	30323899				Actual/360	5.436%	37,448.00	0.00	0.00	N/A	02/06/31	--	8,000,000.00	8,000,000.00	08/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 29

						Mortgage Loan Detail (Part 1)

		Prop			Interest						Original	Adjusted	Beginning	Ending	Paid
		Type			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
17	30323900	OF	Plano	TX	Actual/360	7.480%	238,965.22	0.00	0.00	N/A	07/01/31	--	37,100,000.00	37,100,000.00	08/01/26
18	30323901	MF	Houston	TX	Actual/360	6.862%	218,630.94	0.00	0.00	N/A	06/01/31	--	37,000,000.00	37,000,000.00	08/01/26
19A-2	30323902	OF	Houston	TX	Actual/360	7.035%	181,737.50	0.00	0.00	N/A	05/01/31	--	30,000,000.00	30,000,000.00	08/01/26
19A-3-2	30323903				Actual/360	7.035%	6,057.92	0.00	0.00	N/A	05/01/31	--	1,000,000.00	1,000,000.00	08/01/26
20	30323904	MF	Bradenton	FL	Actual/360	6.130%	107,419.74	0.00	0.00	N/A	07/01/31	--	20,350,000.00	20,350,000.00	08/01/26
21	30323905	RT	Spokane	WA	Actual/360	6.705%	117,207.13	0.00	0.00	N/A	06/11/31	--	20,300,000.00	20,300,000.00	08/11/26
22	30323906	OF	Wayne	PA	Actual/360	7.150%	109,285.76	0.00	0.00	N/A	07/01/31	--	17,750,000.00	17,750,000.00	08/01/26
23	30323907	MH	Odessa	TX	Actual/360	6.028%	86,945.53	0.00	0.00	N/A	06/01/31	--	16,750,000.00	16,750,000.00	08/01/26
24	30323908	LO	Washington	PA	Actual/360	7.747%	103,400.93	0.00	0.00	N/A	06/01/31	--	15,500,000.00	15,500,000.00	08/01/26
25	30323909	MF	Montgomery	AL	Actual/360	6.824%	89,612.39	0.00	0.00	N/A	07/01/31	--	15,250,000.00	15,250,000.00	08/01/26
26	30323910	IN	Orlando	FL	Actual/360	6.751%	71,213.67	0.00	0.00	N/A	07/01/31	--	12,250,000.00	12,250,000.00	08/01/26
27	30513489	IN	Laredo	TX	Actual/360	6.796%	60,276.74	0.00	0.00	N/A	07/01/31	--	10,300,000.00	10,300,000.00	08/01/26
28	30323911	IN	Danville	IL	Actual/360	7.177%	63,068.88	0.00	0.00	N/A	07/01/31	--	10,205,000.00	10,205,000.00	08/01/26
29	30323912	LO	Harrisburg	PA	Actual/360	7.818%	66,177.20	4,708.60	0.00	N/A	07/01/31	--	9,830,000.00	9,825,291.40	08/01/26
30	30323913	SS	Sacramento	CA	Actual/360	5.865%	36,059.98	0.00	0.00	N/A	05/01/31	--	7,140,000.00	7,140,000.00	08/01/26
31	30323914	IN	Riverside	CA	Actual/360	7.000%	39,783.33	0.00	0.00	N/A	06/01/31	--	6,600,000.00	6,600,000.00	08/01/26
32	30323915	SS	Swartz Creek	MI	Actual/360	6.416%	25,414.49	0.00	0.00	N/A	06/01/31	--	4,600,000.00	4,600,000.00	08/01/26
33	30323916	OF	Washington	PA	Actual/360	7.747%	26,017.01	0.00	0.00	N/A	06/01/31	--	3,900,000.00	3,900,000.00	08/01/26
Totals							6,580,857.08	57,523.04	0.00				1,174,288,991.18	1,174,231,468.14
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A31-1-1-2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A-3-2-1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A-3-5-2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A41-1-1-2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A-4-2-1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A-4-5-2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A-2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A-4	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A-5	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A-6	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A-1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A-2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A-3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A-5	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13A-1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16A-2-1-2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16A-2-2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16A-2-3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
17	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19A-2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19A-3-2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	0.00	0.00				0.00	0.00	0.00	0.00	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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Historical Detail

					Delinquencies¹								Prepayments			Rate and Maturities
	30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26 0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.508001%	6.492795%	58
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹
		Total	Performing	Non-Performing		REO/Foreclosure
	Past Maturity	0	0		0	0
	0 - 6 Months	0	0		0	0
	7 - 12 Months	0	0		0	0
	13 - 24 Months	0	0		0	0
	25 - 36 Months	0	0		0	0
	37 - 48 Months	0	0		0	0
	49 - 60 Months	1,174,231,468	1,174,231,468		0	0
	> 60 Months	0	0		0	0

Historical Delinquency Information
	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure
Aug-26	1,174,231,468	1,174,231,468	0	0	0	0

(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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Interest Shortfall Detail - Collateral Level

				Special Servicing Fees								Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
No interest shortfalls this period
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29